Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets	$ 47,612	$ 44,165
Equity-method investments	5,121	5,159
Variable Interest Entity, Primary Beneficiary [Member] | Cash and cash equivalents [Member]
Variable Interest Entity [Line Items]
Assets	78	107
Variable Interest Entity, Primary Beneficiary [Member] | Trade accounts and other receivables [Member]
Variable Interest Entity [Line Items]
Assets	132	148
Variable Interest Entity, Primary Beneficiary [Member] | Inventories [Member]
Variable Interest Entity [Line Items]
Assets	3	0
Variable Interest Entity, Primary Beneficiary [Member] | Other current assets and deferred charges [Member]
Variable Interest Entity [Line Items]
Assets	7	7
Variable Interest Entity, Primary Beneficiary [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity [Line Items]
Assets	5,295	5,514
Variable Interest Entity, Primary Beneficiary [Member] | Intangible assets - net of accumulated amortization [Member]
Variable Interest Entity [Line Items]
Assets	2,267	2,376
Variable Interest Entity, Primary Beneficiary [Member] | Regulatory assets, deferred charges, and other [Member]
Variable Interest Entity [Line Items]
Assets	20	15
Variable Interest Entity, Primary Beneficiary [Member] | Accounts payable [Member]
Variable Interest Entity [Line Items]
Liabilities	(61)	(42)
Variable Interest Entity, Primary Beneficiary [Member] | Accrued liabilities [Member]
Variable Interest Entity [Line Items]
Liabilities	(29)	(34)
Variable Interest Entity, Primary Beneficiary [Member] | Regulatory liabilities, deferred income, and other [Member]
Variable Interest Entity [Line Items]
Liabilities	$ (287)	$ (289)
Variable Interest Entity, Primary Beneficiary [Member] | Williams Companies Inc [Member] | Northeast JV [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	65.00%
Variable Interest Entity, Primary Beneficiary [Member] | Williams Companies Inc [Member] | Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Variable Interest Entity, Primary Beneficiary [Member] | Williams Companies Inc [Member] | Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Variable Interest Entity, Not Primary Beneficiary [Member] | Williams Companies Inc [Member] | Targa Train 7 LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	20.00%
Equity-method investments	$ 49